Cover	Sep. 24, 2026
Document Information [Line Items]
Entity Central Index Key	0001736035
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Blackstone Secured Lending Fund
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01299
Entity Tax Identification Number	82-7020632
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	503-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.001 par value per share
Trading Symbol	BXSL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false